Taxation - Movement of Valuation Allowances (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
At beginning of year	¥ 89,117	¥ 42,233	¥ 6,245
Current year additions	42,322	50,925	40,054
Current year reversals	(15,685)	(4,041)	(4,066)
At end of year	¥ 115,754	¥ 89,117	¥ 42,233